Investments in Financial Instruments	12 Months Ended
Dec. 31, 2020
Investments in Financial Instruments
Investments in Financial Instruments

9.Investments in Financial Instruments

At December 31, 2020 and 2019, the Group had the following investments in financial instruments:

	2020		2019
Equity instruments measured at FVOCIL:
Warrants issued by UHI (1)	Ps.	—	Ps.	33,775,451
Open-Ended Fund (2)		1,135,803		4,688,202
Other equity instruments (3)		5,397,504		5,751,001
		6,533,307		44,214,654
Other		469,405		51,245
	Ps.	7,002,712	Ps.	44,265,899

(1)

Investment in warrants issued by UHI and exercisable for UHI’s common stock. The Group exercised these warrants for common stock of UHI on December 29, 2020, at an exercise price of U.S.$0.01 per warrant. The warrants did not entitle the holder to any voting rights or other rights as a stockholder of UHI. The warrants did not bear interest. As of December 29, 2020 and December 31, 2019, the Group owned 4,590,953 warrant shares, which upon their exercise and together with its investment in shares of UHI, represented 35.9% on a fully-diluted, as-converted basis of the equity capital in UHI. As of December 31, 2020, and resulting from the exercise of the warrants, the Group owns a total of 35.9% of the equity of UHI, on a fully-diluted, as-converted basis. In January 2017, in a Declaratory Ruling, the U.S. Federal Communications Commission (“FCC”) approved an increase in the authorized aggregate foreign ownership of UHI’s issued and outstanding shares of common stock from 25% to 49% and authorized the Group to hold up to 40% of the voting interest and 49% of the equity interest of UHI.

In conjunction with the acquisition of the majority stock of UHI by a group of investors, which was announced on February 25, 2020, the Company’s management assessed the implicit value of UHI’s shares in comparison to the fair value of its warrants and concluded that such implicit value did not constitute evidence of a condition that existed as of December 31, 2019, and reviewed the assumptions and inputs related to its discounted cash flow model used to determine the fair value of its investment in warrants as of December 31, 2019, concluding that the fair value of the warrants at such date was appropriate.

During the first quarter of 2020, as a result of revised cashflow forecasts and increasing uncertainty due to the COVID-19 pandemic, the Company’s management recognized: (i) a decline in the estimated fair value of the Group’s investment in warrants of UHI in the amount of Ps.21,937,152, which was accounted for in other comprehensive income or loss, net of income tax of Ps.6,581,146, for the year ended December 31, 2020; and (ii) an impairment loss that decreased the carrying value of the Group’s investment in shares of UHI in the amount of Ps.5,455,356, which was accounted for in share of income or loss of associates and joint ventures in the consolidated statement of income for the year ended December 31, 2020 (see Notes 2 (i), 10 and 15).

(2)

The Group has an investment in an Open-Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the Net Asset Value (“NAV”) per share as of such redemption date. The fair value of this fund is determined by using the NAV per share. The NAV per share is calculated by determining the value of the fund assets, all of which are measured at fair value, and subtracting all of the fund liabilities and dividing the result by the total number of issued shares. In July and November 2019, the Company redeemed a portion of its investment in Open-Ended Fund at the aggregate fair value amount of U.S.$121.6 million (Ps.2,301,682) and recognized cash proceeds from this redemption for such aggregate amount. In September and December 2020, the Company redeemed a portion of its investment in Open-Ended Fund at the aggregate fair value amount of U.S.$153.7  million (Ps.3,155,643) and recognized cash proceeds from this redemption for such aggregate amount (see Note 2 (i)).

(3)	Other equity instruments include publicly traded instruments, and their fair value is determined by using quoted market prices at the measurement date (see Note 2 (i)).

A roll forward of investments in financial assets at FVOCIL for the years ended December 31, 2020 and 2019 is presented as follows:

	Warrants		Open-Ended		Other Equity
	Issued by UHI		Fund		Instruments		Total
At January 1, 2020	Ps.	33,775,451	Ps.	4,688,202	Ps.	5,751,001	Ps.	44,214,654
Disposition of investments		—		(3,159,970)		—		(3,159,970)
Change in fair value in other comprehensive income (1)		(16,387,752)		(392,429)		(353,497)		(17,133,678)
Warrants exercised for common stock of UHI		(17,387,699)		—		—		(17,387,699)
At December 31, 2020	Ps.	—	Ps.	1,135,803	Ps.	5,397,504	Ps.	6,533,307

	Warrants		Open-Ended		Other Equity		Other Financial
	Issued by UHI		Fund		Instruments		Assets		Total
At January 1, 2019	Ps.	34,921,530	Ps.	7,662,726	Ps.	6,545,625	Ps.	72,612	Ps.	49,202,493
Disposition of investments		—		(2,331,785)		—		(72,723)		(2,404,508)
Change in fair value in other comprehensive income (1)		(1,146,079)		(642,739)		(794,624)		111		(2,583,331)
At December 31, 2019	Ps.	33,775,451	Ps.	4,688,202	Ps.	5,751,001	Ps.	—	Ps.	44,214,654

(1)

The foreign exchange gain in 2020 derived from the hedged warrants issued by UHI and the investment in Open-Ended Fund was hedged by foreign exchange loss in the consolidated statement of income for the year ended December 31, 2020, in the amount of Ps.5,511,412 and Ps.471,097, respectively. The foreign exchange loss in 2019 derived from the hedged warrants issued by UHI and the investment in Open-Ended Fund was hedged by foreign exchange gain in the consolidated statement of income for the year ended December 31, 2019 in the amount of Ps.1,403,384 and Ps.289,298, respectively (see Notes 14 and 23).

The maximum exposure to credit risk of the investments in financial instruments as of December 31, 2020 and 2019 is the carrying value of the financial assets mentioned above.